Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 08, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table ("SCT") Total for PEO Prasad (b)(1)	Compensation Actually Paid to PEO Prasad (c)(2)	SCT Total for PEO Rankin (b)(1)	Compensation Actually Paid to PEO Rankin (c)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(2)	Value of Initial Fixed $100 Investment Based On:		In Millions
							Total Share-holder Return (f)(3)	Peer Group Total Share-holder Return - Russell 2000 Industrials (g)(4)	Net Income (Loss) (h)(5)	Lift Truck Consolidated Operating Profit (Loss) $ (i)(6)(7)
2025	$4,399,954	$4,144,192	—	—	$2,078,964	$1,984,284	$(42.04)	$88.30	$(58.0)	$(24.1)
2024	$8,096,622	$7,954,956	—	—	$3,500,725	$3,448,558	$(4.32)	$62.89	$144.2	$296.7
2023	$8,694,939	$8,113,242	$9,979,305	$9,322,372	$2,574,892	$2,437,760	$14.30	$38.94	$128.1	$237.1
2022	—	—	$5,384,048	$5,037,294	$1,506,004	$1,436,887	$(54.81)	$7.53	$(71.6)	$24.6
2021	—	—	$2,612,927	$2,713,790	$925,115	$945,506	$(29.47)	$25.45	$(183.2)	$(37.7)
(1)    Mr. A. Rankin was our principal executive officer ("PEO") from January 1, 2023 through May 8, 2023 and for the full years 2022 and 2021. Mr. Prasad was promoted to PEO as of May 9, 2023 and served in that role for the full years 2024 and 2025. For 2025 and 2024, our non-PEO named executive officers were Mr. A. Rankin, Mr. Minder, Mr. Salgado and Mr. Pascarelli. For 2023, our non-PEO named executive officers were Mr. Minder, Mr. Salgado, Mr. Pascarelli and Ms. Taylor. For 2022, our non-PEO named executive officers were Mr. Prasad, Mr. Minder, Mr. Salgado, Mr. Pascarelli and Mr. Schilling, our former CFO. For 2021, our non-PEO NEOs were Mr. Prasad, Mr. Schilling, our former CFO, Mr. Salgado and Mr. Pascarelli.
(2)     For each Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2025
For Mr. R. Prasad:
minus SCT "Stock Awards" column value	$(1,293,291)
plus vesting date fair value of equity awards granted and vested in Covered Year	$1,037,526
Total Value Added / (Deducted):	$(255,765)
For Non-PEO NEOs (Average):
minus SCT "Stock Awards" column value	$(478,752)
plus vesting date fair value of equity awards granted and vested in Covered Year	$384,073
Total Value Added / (Deducted):	$(94,679)

Company Selected Measure Name			Lift Truck Consolidated Operating Profit (Loss)
Named Executive Officers, Footnote			Mr. A. Rankin was our principal executive officer ("PEO") from January 1, 2023 through May 8, 2023 and for the full years 2022 and 2021. Mr. Prasad was promoted to PEO as of May 9, 2023 and served in that role for the full years 2024 and 2025. For 2025 and 2024, our non-PEO named executive officers were Mr. A. Rankin, Mr. Minder, Mr. Salgado and Mr. Pascarelli. For 2023, our non-PEO named executive officers were Mr. Minder, Mr. Salgado, Mr. Pascarelli and Ms. Taylor. For 2022, our non-PEO named executive officers were Mr. Prasad, Mr. Minder, Mr. Salgado, Mr. Pascarelli and Mr. Schilling, our former CFO. For 2021, our non-PEO NEOs were Mr. Prasad, Mr. Schilling, our former CFO, Mr. Salgado and Mr. Pascarelli.
Peer Group Issuers, Footnote			For purposes of this pay versus performance disclosure, our peer group consists of the Russell 2000 Industrials Index (the "Peer Group"). For each Covered Year, our Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment.
PEO Total Compensation Amount	$ 9,979,305	$ 8,694,939	$ 4,399,954	$ 8,096,622		$ 5,384,048	$ 2,612,927
PEO Actually Paid Compensation Amount	$ 9,322,372	$ 8,113,242	4,144,192	7,954,956	$ 9,322,372	5,037,294	2,713,790
Non-PEO NEO Average Total Compensation Amount			2,078,964	3,500,725	2,574,892	1,506,004	925,115
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,984,284	3,448,558	2,437,760	1,436,887	945,506
Compensation Actually Paid vs. Total Shareholder Return

TSR Chart	2021	2022	2023	2024	2025
Ave. Non-PEO NEO CAP	$945,506	$1,436,887	$2,437,760	$3,448,558	$1,984,284
PEO Prasad CAP	—	—	$8,113,242	$7,954,956	$4,144,192
PEO Rankin CAP	$2,713,790	$5,037,294	$9,322,372	—	—
Company TSR	$(29.47)	$(54.81)	$14.30	$(4.32)	$(42.04)
Peer Group TSR - Russell 2000 Industrials	$25.45	$7.53	$38.94	$62.89	$88.30

Compensation Actually Paid vs. Net Income

Net Income Chart	2021	2022	2023	2024	2025
Ave. Non-PEO NEO CAP	$945,506	$1,436,887	$2,437,760	$3,448,558	$1,984,284
PEO Prasad CAP	—	—	$8,113,242	$7,954,956	$4,144,192
PEO Rankin CAP	$2,713,790	$5,037,294	$9,322,372	—	—
Net Income (Loss) (in millions)	$(183.2)	$(71.6)	$128.1	$144.2	$(58.0)

Compensation Actually Paid vs. Company Selected Measure

Company Selected Measure Chart	2021	2022	2023	2024	2025
Ave. Non-PEO NEO CAP	$945,506	$1,436,887	$2,437,760	$3,448,558	$1,984,284
PEO Prasad CAP	—	—	$8,113,242	$7,954,956	$4,144,192
PEO Rankin CAP	$2,713,790	$5,037,294	$9,322,372	—	—
Lift Truck Consolidated Operating Profit (Loss) $ (in millions)(1)	$(37.7)	$24.6	$237.1	$296.7	$(24.1)
(1)    During 2025, the Company announced a strategic business realignment of Nuvera Fuel Cells, LLC ("Nuvera"). Accordingly, Nuvera was merged into Lift Truck in 2025. Lift Truck Consolidated Operating Profit (Loss) for 2025 includes the former Nuvera business results. Historical results of the Nuvera business for periods prior to 2025 have not been restated in the table above.

Tabular List, Table

Lift Truck Consolidated Operating Profit $	Lift Truck Consolidated Total Revenue
Lift Truck New Units Bookings Adjusted Standard Margin	Lift Truck New Units Bookings Percentage of Target Revenue
Lift Truck Average Inventory as a Percentage of Adjusted Standard Cost	ROTCE
Americas (excluding Brazil) New Units Bookings % of Target Revenue

Total Shareholder Return Amount			$ (42.04)	(4.32)	14.30	(54.81)	(29.47)
Peer Group Total Shareholder Return Amount			88.30	62.89	38.94	7.53	25.45
Net Income (Loss)			$ (58,000,000.0)	$ 144,200,000	$ 128,100,000	$ (71,600,000)	$ (183,200,000)
Company Selected Measure Amount			(24,100,000)	296,700,000	237,100,000	24,600,000	(37,700,000)
PEO Name		For Mr. R. Prasad: